Fair Value Measurements (Details) - Schedule of level 3 fair value measurements - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule of Level 3 Fair Value Measurements [Abstract]
Stock price (in Dollars per share)	$ 10.13	$ 9.94
Exercise price (in Dollars per share)	$ 11.5	$ 11.5
Expected term (in years)	8 months 15 days	4 years 6 months
Volatility	16.30%	10.60%
Risk-free rate	4.76%	4.68%
Dividend yield	0.00%	0.00%